Supplement dated July 6, 2021
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund (the
Fund):
Fund	Document Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	Prospectus: 1/1/2021 Summary Prospectus: 1/1/2021 SAI: 5/1/2021
Effective immediately, David Corris no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Corris in the Prospectus, Summary Prospectus, and SAI for the above mentioned Fund are hereby deleted. Additionally, effective immediately, the list of portfolio managers for BMO Asset Management Corp. (BMO) under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund – Fund Management” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following information:
Subadviser: BMO Asset Management Corp. (BMO)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Portfolio Manager of BMO	Co-Portfolio Manager	July 2021
Thomas Lettenberger, CFA	Portfolio Manager of BMO	Co-Portfolio Manager	2015
Ernesto Ramos, Ph.D.	Portfolio Manager of BMO	Co-Portfolio Manager	July 2021
The rest of the section remains the same.
Effective immediately, the portfolio manager information for BMO under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Subadviser: BMO Asset Management Corp. (BMO)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Portfolio Manager of BMO	Co-Portfolio Manager	July 2021
Thomas Lettenberger, CFA	Portfolio Manager of BMO	Co-Portfolio Manager	2015
Ernesto Ramos, Ph.D.	Portfolio Manager of BMO	Co-Portfolio Manager	July 2021
Mr. Hans joined BMO in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.
Mr. Lettenberger joined BMO in 2005. Mr. Lettenberger began his investment career in 1994 and earned a B.B.A. and a M.A. from the University of Michigan.
Mr. Ramos joined BMO in 2005. Mr. Ramos began his investment career in 1992 and earned a B.S. from Massachusetts Institute of Technology, and a Ph.D. and an M.S. from Harvard University.
The rest of the section remains the same.
SUP102_08_010_(07/21)

Effective immediately, the information with respect to BMO under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance– Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2020, unless otherwise noted
MM Small Cap Equity Strategies Fund	BMO: Jason Hans(h)	3 RICs 14 PIVs 96 other accounts	$1.19 billion $839.00 million $4.75 billion	None	None	BMO	BMO
	Thomas Lettenberger	4 RICs 7 PIVs 31 other accounts	$353.80 million $533.00 million $787.60 million	None	None
	Ernesto Ramos(h)	7 RICs 14 PIVs 100 other accounts	$1.73 billion $839.00 million $4.75 billion	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP102_08_010_(07/21)